Condensed Consolidated Balance Sheets Parenthetical (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred Stock, Par value	$ 0.000128	$ 0.000128
Preferred Stock, Shares Authorized	781,250	781,250
Preferred Stock, Shares Issued	444,804	444,804
Preferred Stock, Shares Outstanding	444,804	444,804
Common Stock, Par Value	$ 0.00018300000	$ 0.00018300000
Common Stock, Shares Authorized	39,062,500	39,062,500
Common Stock, Shares Issued	19,600,305	19,600,305
Common Stock, Shares Outstanding	19,600,305	19,600,305
Restricted portion of retained earning	$ 496,396	$ 496,396